Other Assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Other Assets [Abstract]
Summary of other assets
	March 31	June 30
Other current assets	2014	2013
Research & development grant receivable	$331,956	$401,852
Insurance claim receivable	177,837	269,556
Prepayment	62,600	66,922
Deferred compensation	145,335	-
Other assets	144,226	78,718
	$861,954	$817,048

	March 31	June 30
Other non current assets	2014	2013
Prepaid gift card establishment fees	$-	$45,973
	$-	$45,973

Other current assets	2013	2012
Research and development grant receivable	$401,852	$602,834
Insurance claim receivable	269,556	528,280
Prepayment	66,922	30,551
Other assets	82,396	68,938
	$820,726	$1,230,603

Other non current assets	2013	2012
Deferred payment processing cost	$50,000	$-
Prepaid gift card establishment fees	45,973	-
	$95,973	$-